UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009
                                               -------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      105 South Bedford Road, Suite 310
              Mount Kisco, New York  10549

Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                           Place                   Date of Signing:
/S/ DAVID SACHS                   MT. KISCO NY               AUGUST 11, 2009
---------------                   -------------            ------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              41
                                                  ---------

Form 13F Information Table Value Total:            $ 178,565
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None

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
COLUMN 1                      COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                             VOTING AUTHORITY
                                                                                                           --------------------
                              TITLE                                 SHRS
                              OF                      VALUE       OR PRN  SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                CLASS     CUSIP         (X1000)     AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------

ALCOA INC                     Common     13817101      6,090      589500   SH         Sole              589500
AMPHENOL CORP-                Common     32095101      2,015       63700   SH         Sole               63700
ARMSTRONG WORLD INDUSTRIES    Common    04247X102      5,772      350000   SH         Sole              350000
ALLEGHENY ENERGY INC          Common     17361106      5,130      200000   SH         Sole              200000
CABOT CORP                    Common    127055101      5,131      407900   SH         Sole              407900
COMCAST CORP                  Common    20030N101      4,338      300000   SH         Sole              300000
COMMSCOPE INC                 Common    203372107      5,252      200000   SH         Sole              200000
CYTEC INDUSTRIES INC          Common    232820100      9,232      495800   SH         Sole              495800
DIEBOLD INC                   Common    253651103      2,636      100000   SH         Sole              100000
DISCOVER FINANCIAL SERVICES   Common    254709108      6,504      633300   SH         Sole              633300
FOMENTO ECONOMICO MEX         ADRS      344419106      6,448      200000   SH         Sole              200000
FERRO CORP                    Convertible
                              Bond      315405100      2,351     4750000   PRN        Sole             4750000
CORNING INC                   Common    219350105      3,556      221400   SH         Sole              221400
GENWORTH FINANCIAL INC        Common    37247D106      1,713      245000   SH         Sole              245000
WR GRACE & CO                 Common    38388F108      3,080      249000   SH         Sole              249000
GRAFTECH INTERNATIONAL LTD    Common    384313102      3,959      350000   SH         Sole              350000
STARWOOD HOTELS & RESORTS     Common    85590A401      3,885      175000   SH         Sole              175000
HARRIS CORP                   Common    413875105      5,956      210000   SH         Sole              210000
HARRIS STRATEX NETWORKS-      Common    41457P106        338       52166   SH         Sole               52166
HUNTSMAN CORP                 Common    447011107      1,509      300000   SH         Sole              300000
HEXCEL CORP                   Common    428291108      6,195      650000   SH         Sole              650000
INVESCO PLC-SPONSORED         ADRS      G491BT108      3,564      200000   SH         Sole              200000
JARDEN CORP                   Common    471109108      2,813      150000   SH         Sole              150000
JETBLUE AIRWAYS CORP          Common    477143101      2,135      500000   SH         Sole              500000
LIBERTY GLOBAL INC            Common    530555101      7,151      450000   SH         Sole              450000
LIBERTY ACQUISITION HOLDINGS  Common    53015Y107     11,697     1291034   SH         Sole             1291034
LOWES COS INC                 Common    548661107      3,882      200000   SH         Sole              200000
MICROSOFT CORP                Common    594918104        594       25000   SH         Sole               25000
ARCELOR MITTAL NY REGISTRY    Common    03938L104      3,308      100000   SH         Sole              100000
MONSTER WORLDWIDE INC         Common    611742107      2,953      250000   SH         Sole              250000
NCR CORPORATION               Common    62886E108      4,579      387107   SH         Sole              387107
NALCO HOLDING CO              Common    62985Q101      2,947      175000   SH         Sole              175000
OWENS CORNING INC             Common    690742101     10,224      800000   SH         Sole              800000
VERIFONE HOLDINGS INC         Common    92342Y109      3,755      500000   SH         Sole              500000
PFIZER INC                    Common    717081103        810       54000   SH         Sole               54000
PLAINS EXPLORATION & PRODUCT  Common    726505100      5,472      200000   SH         Sole              200000
REDWOOD TRUST INC             REIT      758075402      4,428      300000   SH         Sole              300000
SCHWEITZER-MAUDUIT INTL INC   Common    808541106      4,190      154000   SH         Sole              154000
TARGET CORP                   Common    87612E106      7,894      200000   SH         Sole              200000
VALSPAR CORP                  Common    920355104      1,507       66900   SH         Sole               66900
UNITED STATES STEEL CORP      Common    912909108      3,574      100000   SH         Sole              100000
                                                     178,565

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